Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - USD ($) $ in Thousands	May 31, 2020	Jun. 01, 2019
Lessee, Lease, Description [Line Items]
May 2021	$ 407,854
May 2022	367,805
May 2023	302,990
May 2024	225,387
May 2025	130,190
Therafter	176,984
Total future lease payments	1,611,210
Less:Imputed interest	(149,048)
Present value of operating lease liabilities	$ 1,462,162	$ 1,238,080